UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-09607

                                   Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

                           Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                           Miami, FL 33137

(Name and address of agent for service)

registrant’s telephone number, including area code:   1-866-202-2263

Date of fiscal year end:   November 30

Date of reporting period:   November 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

FAIRHOLME

Ignore the crowd.

The Fairholme Fund (FAIRX)

Seeking long-term growth of capital

ANNUAL REPORT 2012

MANAGED BY FAIRHOLME CAPITAL MANAGEMENT

1.866.202.2263 • fairholmefunds.com

THE FAIRHOLME FUND

November 30, 2012

2

THE FAIRHOLME FUND

FUND PERFORMANCE (Unaudited)

November 30, 2002 — November 30, 2012

THE FAIRHOLME FUND VS. THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Fund (the “Fund”) commenced operations on December 29, 1999. The chart above presents the performance of a $10,000 investment for up to ten years to the latest fiscal year ended November 30, 2012.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. The performance information does not reflect the taxes an investor would pay on Fund distributions or upon redemption of Fund shares. Any questions you have regarding the performance data current to the most recent month-end can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the S&P 500 Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of the Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

3

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Fiscal Year Ended November 30, 2012

The Fairholme Fund (the “Fund”) shares outstanding and audited net asset value per share (“NAV”) at November 30, 2012, the end of the Fund’s fiscal year, and NAVs at other pertinent dates, were as follows:

	11/30/2012 Shares Outstanding	11/30/2012 NAV (audited)	05/31/2012 NAV (unaudited)	11/30/2011 NAV (audited)
Fund	233,953,597	$29.89	$26.70	$25.10

At December 31, 2012, the unaudited NAV of the Fund was $31.44. Performance figures below are shown for the Fund’s fiscal year ended November 30, 2012, and do not match calendar year figures for the period ended December 31, 2012, cited in the Portfolio Manager’s report.

	Six Months	One Year	Five Years	Ten Years	Since Inception 12/29/1999

Cumulative:
Fund	11.95%	23.69%	7.90%	148.56%	286.45%
S&P 500	9.32%	16.13%	6.87%	85.23%	23.27%

Annualized:
Fund		23.69%	1.53%	9.53%	11.02%
S&P 500		16.13%	1.34%	6.36%	1.63%

For the six months ended November 30, 2012, the Fund outperformed the S&P 500 Index (“S&P 500”) by 2.63 percentage points while over the last year the Fund outperformed the S&P 500 by 7.56 percentage points. From inception, the Fund outperformed the S&P 500 by 9.39 percentage points per annum or, on a cumulative basis, 263.18 percentage points over twelve years and eleven months.

Fairholme Capital Management, L.L.C. (the “Manager”) believes continuing economic recovery contributed to overall performance. However, the fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less or attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular security and its underlying corporation and its industry. However, certain strategies of the Manager in carrying out Fund policies may result in shorter holding periods.

In the opinion of the Manager, performance over short intervals is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. Further, shareholders should note that the S&P 500 is an unmanaged index incurring no fees, expenses, or tax effects and is shown solely to compare Fund performance to that of an unmanaged and diversified index.

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus and may invest a significant portion of Fund assets in liquid, low-risk securities or cash. The Manager views liquidity as a strategic advantage. At November 30, 2012, cash and cash equivalents (consisting of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented

4

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2012

11.2% of total assets. Since inception, the Fund has held liquid, low-risk securities or cash for periods without, in the Manager’s view, negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by Fund liquidity.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. The Fund can invest a greater percentage of assets in fewer securities than a diversified fund and may invest a significant portion of cash and liquid assets in one or more risky securities at any time, particularly in situations where markets are weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular industry than a diversified fund, exposing the Fund to the risk of an unanticipated industry condition as well as risks specific to a single company or security. The following charts show the top ten holdings by issuer and sector in descending order of net assets as of November 30, 2012.

The Fairholme Fund		The Fairholme Fund
Top Ten Holdings by Issuer*		Top Ten Sectors
(% of Net Assets)		(% of Net Assets)

American International Group, Inc.	42.3%	Multi-Line Insurance	42.3%
Bank of America Corp.	11.5%	Diversified Banks	11.5%
Sears Holdings Corp.	8.5%	Cash and Cash Equivalents**	11.2%
General Growth Properties, Inc.	7.2%	Retail Department Stores	9.5%
The St. Joe Co.	6.9%	Real Estate Management & Development	7.8%
Leucadia National Corp.	3.9%	Real Estate Investment Trust	7.2%
CIT Group Inc.	3.2%	Diversified Holding Companies	3.9%
MBIA, Inc.	3.1%	Commercial Finance	3.2%
Sears Canada, Inc.	1.0%	Surety Insurance	3.1%
Howard Hughes Corp.	0.9%	Specialty Retail – Home Improvement	0.1%

	88.5%		99.8%

*	Excludes cash, U.S. Treasury Bills, and money market funds.
**	Includes cash, U.S. Treasury Bills, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, since inception, such a strategy has negatively influenced short-term performance and there is no guarantee that future performance will not be negatively affected.

The Fund may invest in non-U.S. securities and securities of corporations domiciled outside of the United States which may expose the Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund’s Statement of Additional Information.

The Fund’s Officers, the Board of Directors (the “Board” or the “Directors”), and Manager are aware that large cash inflows or outflows may adversely affect Fund performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

Since inception, the Fund has been advised by the Manager. Mr. Berkowitz, both the Managing Member of the Manager and Chairman of the Fund’s Board, continues to have a significant personal stake in the Fund, holding an aggregate 10,487,264 shares at November 30, 2012. While there is no requirement that the Manager own shares of the Fund, such holdings are believed to help align shareholder interests.

Independent Fund Directors continue to believe that it is in the best interests of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and

5

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2012

significant personal investment in the Fund; the present constitution of Directors and policies; and current rules and regulations. Certain Directors and Officers of the Fund are also Officers of the Manager. Nevertheless, at November 30, 2012, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and Directors affiliated with the Manager received no compensation for being Directors.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at 1-866-202-2263.

6

THE FAIRHOLME FUND

EXPENSE EXAMPLE

For the Six Month Period from June 1, 2012

through November 30, 2012 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees on Fund shares redeemed within 60 days of purchase, and wire transfer fees. You also incur indirect, ongoing costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fund, at June 1, 2012, and held for the entire six month period ending November 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the table below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period June 1, 2012 Through November 30, 2012*
Fund
Actual	$1,000.00	$1,119.50	1.00%	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	1.00%	$5.05

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period).

7

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

November 30, 2012

Shares		Value
	DOMESTIC EQUITY SECURITIES — 74.7%

	COMMERCIAL FINANCE — 3.2%
6,068,829	CIT Group Inc. (a)	$224,850,114

	DIVERSIFIED BANKS — 11.5%
81,607,015	Bank of America Corp.	804,645,168

	DIVERSIFIED HOLDING COMPANIES — 3.9%
12,229,050	Leucadia National Corp.	270,873,457

	MULTI-LINE INSURANCE — 38.0%
80,280,825	American International Group, Inc. (a)	2,659,703,732

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.9%
23,136,502	The St. Joe Co. (a)(b)(c)(d)	479,818,660

	RETAIL DEPARTMENT STORES — 8.5%
14,212,673	Sears Holdings Corp. (d)	597,074,393

	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.1%
592,993	Orchard Supply Hardware Stores Corp., Class A (a)(d)	4,595,696

	SURETY INSURANCE — 2.6%
20,501,100	MBIA, Inc. (a)(d)	183,279,834

TOTAL DOMESTIC EQUITY SECURITIES (COST $5,813,054,777)		5,224,841,054

	FOREIGN EQUITY SECURITIES — 1.0%

	CANADA — 1.0%

	RETAIL DEPARTMENT STORES — 1.0%
6,087,327	Sears Canada, Inc. (a)	68,328,078

TOTAL FOREIGN EQUITY SECURITIES (COST $65,108,224)		68,328,078

Shares		Value
	DOMESTIC PREFERRED EQUITY SECURITIES — 0.0%

	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.0%
420,052	Orchard Supply Hardware Stores Corp., Preferred, Zero Coupon, Series A (a)(d)	$756,094

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $708,317)		756,094

	WARRANTS — 12.4%

	MULTI-LINE INSURANCE — 4.3%
21,588,480	American International Group, Inc.,
	Vested, Strike Price $45.00, Expire 01/19/2021 (a)(e)	300,079,872

	REAL ESTATE INVESTMENT TRUSTS — 7.2%
40,634,357	General Growth Properties, Inc.,
	Vested, Strike Price $9.412, Expire 11/09/2017 (a)(b)(c)(e)	501,216,667

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
1,896,270	Howard Hughes Corp.,
	Vested, Strike Price $50.00, Expire 11/09/2017 (a)(b)(c)(e)	62,518,505

TOTAL WARRANTS (COST $351,676,339)		863,815,044

Principal
	DOMESTIC CORPORATE BONDS — 0.5%

	SURETY INSURANCE — 0.5%
	MBIA, Inc.
$17,932,000	7.000%, 12/15/2025 (d)	14,166,280
13,859,000	7.150%, 07/15/2027 (d)	11,017,905
11,580,000	5.700%, 12/01/2034 (d)	9,206,100

		34,390,285

TOTAL DOMESTIC CORPORATE BONDS (COST $33,624,144)		34,390,285

The accompanying notes are an integral part of the financial statements.

8

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2012

Principal		Value
	U.S. GOVERNMENT OBLIGATIONS — 9.3%
$100,000,000	U.S. Treasury Bills 0.143%, 12/13/2012 (f)	$99,995,250
100,000,000	U.S. Treasury Bills 0.096%, 01/24/2013 (f)	99,985,675
100,000,000	U.S. Treasury Bills 0.119%, 03/14/2013 (f)	99,976,200
100,000,000	U.S. Treasury Bills 0.181%, 05/30/2013 (f)	99,935,800
100,000,000	U.S. Treasury Bills 0.203%, 06/27/2013 (f)	99,922,800
50,000,000	U.S. Treasury Bills 0.169%, 10/17/2013 (f)	49,930,550
100,000,000	U.S. Treasury Bills 0.163%, 11/14/2013 (f)	99,841,700

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $649,506,922)		649,587,975

Shares		Value
	MONEY MARKET FUNDS — 1.9%
136,597,492	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.180% (g)	$136,597,492

TOTAL MONEY MARKET FUNDS (COST $136,597,492)		136,597,492

	MISCELLANEOUS INVESTMENTS — 0.2%(h)
(COST $16,488,299)		16,697,504

TOTAL INVESTMENTS — 100.0% (COST $7,066,764,514)		6,995,013,526
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%	(2,935,597)

NET ASSETS — 100.0%		$6,992,077,929

(a)	Non-income producing security.
(b)	Security is deemed an illiquid security under procedures approved by the Directors.
(c)

Restricted or controlled security under procedures approved by the Directors. The value of these securities totals $1,043,553,832, which represents 14.92% of the Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	11/30/2012 Carrying Value Per Unit
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$20.7386
40,634,357	General Growth Properties, Inc., Warrants, Vested, Strike Price $9.412, Expire 11/09/2017	05/10/2010	—	12.3348
1,896,270	Howard Hughes Corp., Warrants, Vested, Strike Price $50.00, Expire 11/09/2017	11/05/2010	—	32.9692

(d)	Affiliated Company. See Note 8.
(e)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1, excluding the General Growth Properties, Inc. warrants, which on November 30, 2012 had a conversion ratio of 1:1.1157.

(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of November 30, 2012.
(h)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the financial statements.

9

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2012

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost — $5,121,832,841)	$5,695,098,564
Affiliated Issuers (Cost — $1,944,931,673)	1,299,914,962

Total Investments, at Fair Value (Cost — $7,066,764,514)	6,995,013,526
Receivable for Investments Sold	15,347,228
Receivable for Capital Shares Sold	1,524,314
Dividends and Interest Receivable	1,305,109

Total Assets	7,013,190,177

Liabilities
Payable for Capital Shares Redeemed	6,413,829
Payable for Investments Purchased	8,844,035
Accrued Management Fees	5,854,384

Total Liabilities	21,112,248

NET ASSETS	$6,992,077,929

Net Assets Consist of:
Paid-In-Capital	$7,250,541,308
Net Accumulated Realized Loss on Investments and Foreign Currency Related Transactions	(186,712,391)
Net Unrealized Depreciation on Investments and Foreign Currency Related Translations	(71,750,988)

NET ASSETS	$6,992,077,929

Shares of Common Stock Outstanding* ($0.0001 par value)	233,953,597

Net Asset Value, Offering and Redemption Price Per Share ($6,992,077,929 / 233,953,597 shares)	$29.89

*	700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

10

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS

For the Fiscal Year Ended November 30, 2012
Investment Income
Interest — Unaffiliated Issuers	$2,273,455
Interest — Affiliated Issuers	3,168,333
Dividends — Unaffiliated Issuers	14,492,822
Dividends — Affiliated Issuers	95,239,107

Total Investment Income	115,173,717

Expenses
Management Fees	75,477,154
Other Expenses	292,458

Total Expenses	75,769,612

Net Investment Income	39,404,105

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain (Loss) on Investments
Unaffiliated Issuers	226,284,484
Affiliated Issuers	(34,322,124)
Net Realized Loss on Foreign Currency Related Transactions	(662)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations	1,362,297,154

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	1,554,258,852

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,593,662,957

The accompanying notes are an integral part of the financial statements.

11

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Fiscal Year Ended November 30, 2012	For the Fiscal Year Ended November 30, 2011
CHANGES IN NET ASSETS
From Operations
Net Investment Income (Loss)	$39,404,105	$(33,469,437)
Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions	191,961,698	(366,929,655)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	1,362,297,154	(2,604,264,053)

Net Increase (Decrease) in Net Assets from Operations	1,593,662,957	(3,004,663,145)

From Dividends and Distributions to Shareholders
Net Investment Income	(213,247,996)	(195,136,284)
Net Realized Capital Gains from Investment Transactions	—	(838,210,865)
Return of Capital	(63,552,375)	—

Net Decrease in Net Assets from Dividends and Distributions	(276,800,371)	(1,033,347,149)

From Capital Share Transactions
Proceeds from Sale of Shares	723,122,041	4,326,090,664
Shares Issued in Reinvestment of Dividends and Distributions	250,020,401	939,524,411
Redemption Fees	555,316	2,714,993
Cost of Shares Redeemed	(3,313,776,781)	(10,062,106,880)

Net Decrease in Net Assets from Shareholder Activity	(2,340,079,023)	(4,793,776,812)

NET ASSETS
Net Decrease in Net Assets	(1,023,216,437)	(8,831,787,106)
Net Assets at Beginning of Year	8,015,294,366	16,847,081,472

Net Assets at End of Year	$6,992,077,929	$8,015,294,366

Distributions in Excess of Net Investment Income at End of Year	$—	$(17,009,472)

SHARES TRANSACTIONS
Issued	25,564,197	127,523,200
Reinvested	10,652,155	27,554,666
Redeemed	(121,560,995)	(328,478,267)

Net Decrease in Shares	(85,344,643)	(173,400,401)
Shares Outstanding at Beginning of Year	319,298,240	492,698,641

Shares Outstanding at End of Year	233,953,597	319,298,240

The accompanying notes are an integral part of the financial statements.

12

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the Fiscal Year Ended November 30,
	2012	2011		2010	2009	2008

PER SHARE OPERATING PERFORMANCE NET ASSET VALUE, BEGINNING OF YEAR	$25.10	$34.19		$28.90	$20.95	$32.30

Investment Operations
Net Investment Income (Loss)(1)	0.15	(0.07)		0.33	0.28	0.13
Net Realized and Unrealized Gain (Loss) on Investments	5.55	(6.95)		5.22	8.20	(10.79	)(2)

Total from Investment Operations	5.70	(7.02)		5.55	8.48	(10.66)

Dividends and Distributions
From Net Investment Income	(0.70)	(0.39)		(0.27)	(0.11)	(0.22)
From Realized Capital Gains	—	(1.69)		—	(0.43)	(0.48)
From Return of Capital	(0.21)	—		—	—	—

Total Dividends and Distributions	(0.91)	(2.08)		(0.27)	(0.54)	(0.70)

Redemption Fees(1)	0.00 (3)	0.01		0.01	0.01	0.01	(2)

NET ASSET VALUE, END OF YEAR	$29.89	$25.10		$34.19	$28.90	$20.95

TOTAL RETURN	23.69%	(22.10)%		19.37%	41.48%	(33.69)%
Ratio/Supplemental Data
Net Assets, End of Year (in 000’s)	$6,992,078	$8,015,294		$16,847,081	$10,558,010	$6,696,139
Ratio of Expenses to Average Net Assets	1.00%	1.01	%(4)	1.00%	1.00%	1.01	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.52%	(0.22)%		1.02%	1.14%	0.44%
Portfolio Turnover Rate	1.57%	43.95%		88.74%	71.09%	81.35%

(1)	Based on average shares outstanding.
(2)

Redemption fees per share, which were initially reported as a component of net realized and unrealized gain (loss) on investments per share, were reclassified to conform to the current presentation and are separately reported.

(3)	Redemption fees represent less than $0.01.
(4)	0.01% is attributable to legal expenses borne by the Fund outside of the 1.00% management fee.
(5)	0.01% is attributable to shareholder meeting expenses borne by the Fund outside of the 1.00% management fee.

The accompanying notes are an integral part of the financial statements.

13

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2012

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of the Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions. The Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which the Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fund may invest in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which the Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, the Fund may invest in fixed-income securities regardless of maturity or the rating of the issuer of the security. The Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include equity securities or fixed-income securities, such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although the Fund normally holds a focused portfolio of equity and fixed-income securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Note 2. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund generally determines its net asset value as of approximately 4:00 p.m. Eastern Time each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3. As of November 30, 2012, equity investments of The St. Joe Co. valued at $479,818,660 (6.86% of net assets) in the Fund

14

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

are fair valued by the Manager due to a trading restriction. The value is calculated by applying a discount to the official closing price on the day of valuation.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith. As of November 30, 2012, fixed income securities are valued by the Manager utilizing the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at November 30, 2012, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers of securities not valued by these and other TPPS. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is

15

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of November 30, 2012 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 11/30/2012
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	$—	$479,818,660	$479,818,660
Other*	4,745,022,394	—	4,745,022,394
Foreign Equity Securities*	68,328,078	—	68,328,078
Domestic Preferred Equity Securities*	756,094	—	756,094
Warrants
Multi-Line Insurance	300,079,872	—	300,079,872
Real Estate Investment Trusts	—	501,216,667	501,216,667
Real Estate Management &
Development	—	62,518,505	62,518,505
Domestic Corporate Bonds	—	34,390,285	34,390,285
U.S. Government Obligations	—	649,587,975	649,587,975
Money Market Funds	136,597,492	—	136,597,492
Miscellaneous Investments	16,697,504	—	16,697,504

TOTAL INVESTMENTS	$5,267,481,434	$1,727,532,092	$6,995,013,526

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the fiscal year ended November 30, 2012.

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THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Assets: Investments (Fair Value)
Warrants
	Real Estate Investment Trusts	Real Estate Management & Development	Total Level 3 Investments
Balance as of 11/30/2011	$339,268,437	$35,943,608	$375,212,045
Change in unrealized appreciation	—	—	—
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 (1)	—	—	—
Transfers out of Level 3 (1)	(339,268,437)	(35,943,608)	(375,212,045)

Balance as of 11/30/2012	$—	$—	$—

(1)

The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period. As of November 30, 2011, the Fund used certain significant unobservable inputs in determining the value of these investments. As of November 30, 2012, the Fund used observable inputs in determining the value of the same investments. As a result, the investments transferred from Level 3 to Level 2 in the disclosure hierarchy.

Recent Accounting Standards: In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

Warrants: The Fund’s investments in warrants as of November 30, 2012, are presented within the Schedule of Investments.

The Fund’s warrant positions during the fiscal year ended November 30, 2012 had an average monthly market value of approximately $732,952,141.

As of November 30, 2012, the value of warrants with equity risk exposure of $863,815,044 is included with Investments at Fair Value on the Statement of Assets and Liabilities. For the fiscal year ended November 30, 2012, the effect of the net change in unrealized appreciation of warrants with equity risk exposure held of $356,481,502 is included with the Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations on the Statement of Operations.

Dividends and Distributions: The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income (if any) as dividends to its shareholders on an annual basis in December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

17

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fund assesses a 2% fee on the proceeds of the Fund shares that are redeemed within 60 days of their purchase. The redemption fee is paid to the Fund as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fund during the fiscal years ended November 30, 2012 and November 30, 2011 amounted to $555,316 and $2,714,993, respectively.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions, other brokerage fees, and security registration expenses during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Under the Investment Management Agreement, the Manager is responsible for paying all of the Fund’s expenses, including expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage, and other office supplies, except for commissions, brokerage fees, and other transaction costs, taxes, interest, litigation expenses, and related expenses, and other extraordinary expenses.

The Manager earned $75,477,154 from the Fund for its services during the fiscal year ended November 30, 2012.

Certain Directors and Officers of the Fund are also Members and Officers of the Manager.

Note 4. Investments

For the fiscal year ended November 30, 2012, aggregated purchases and sales of investment securities other than short-term investments were as follows:

Purchases	Sales
$107,055,590	$2,798,946,656

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

18

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at November 30, 2012 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$7,071,524,474	$1,042,545,373	$(1,119,056,321)	$(76,510,948)

The difference between book basis and tax basis net unrealized depreciation, if any, is primarily attributable to the tax deferral of losses on wash sales.

The Fund’s tax basis capital gains are determined at the end of each fiscal year. As of November 30, 2012, the components of distributable earnings on a tax basis were as follows:

Accumulated Capital Loss Carryforwards	$(181,952,431)
Net Unrealized Depreciation on Investments and Foreign Currency Related Transactions	(76,510,948)

Total	$(258,463,379)

At November 30, 2012, the Fund utilized capital loss carryforwards of $176,062,509. The Fund has $181,952,431 of net capital loss carryforwards available to reduce future required distributions of net capital gains to shareholders through 2019.

The Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and the prior year) are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Fund was as follows:

	For the Fiscal Year Ended November 30, 2012	For the Fiscal Year Ended November 30, 2011
Dividends and Distributions paid from:
Ordinary Income*	$213,247,996	$199,071,043
Long-Term Capital Gain	—	834,276,106
Return of Capital	63,552,375	—

	$276,800,371	$1,033,347,149

*	Inclusive of short-term capital gains

19

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

Note 7. Reclassification in the Capital Accounts

In accordance with U.S. GAAP, the Fund has recorded reclassifications in their capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. Permanent differences were primarily due to the tax treatment of currency gains and losses for the Fund and recharacterization of distributions for the Fund reclass of capital gains and losses for passive foreign investment companies for the Fund. As of November 30, 2012, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Accumulated Undistributed Net Investment Income	$254,405,738
Net Accumulated Realized Gain	(14,790,854)
Paid-in-Capital	(239,614,884)

Note 8. Transactions in Shares of Affiliates

Portfolio companies in which the Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held in the Fund as of November 30, 2012 amounted to $1,299,914,962, representing 18.59% of the Fund’s net assets.

Transactions in the Fund during the fiscal year ended November 30, 2012 in which the issuer was an affiliate are as follows:

	November 30, 2011	Gross Additions	Gross Deductions	November 30, 2012
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income
CIT Group Inc.(a)	16,358,129	—	10,289,300	—	$—	$(30,554,901)	$—
MBIA, Inc.	20,501,100	—	—	20,501,100	183,279,834	-	—
Orchard Supply Hardware Stores Corp., Class A(b)	—	641,893	48,900	592,993	4,595,696	(3,627,929)	—

Sears Holdings Corp.	14,212,673	—	—	14,212,673	597,074,393	—	95,239,107
The St. Joe Co.	23,136,502	—	—	23,136,502	479,818,660	—	—
Orchard Supply Hardware Stores Corp., Preferred, Zero Coupon, Series A(b)	—	641,893	221,841	420,052	756,094	(139,294)	—

MBIA, Inc. 7.000%, 12/15/2025	$17,932,000	$—	$—	$17,932,000	14,166,280	—	1,396,153
MBIA, Inc. 7.150%, 07/15/2027	$13,859,000	$—	$—	$13,859,000	11,017,905	—	1,060,492
MBIA, Inc. 5.700%, 12/01/2034	$11,580,000	$—	$—	$11,580,000	9,206,100	—	711,688

Total					$1,299,914,962	$(34,322,124)	$98,407,440

(a)

Company is not an “affiliated company” as of November 30, 2012, but remains an investment in the Fund’s portfolio. Affiliated realized loss is shown for transactions that occurred through the date the Fund no longer owned 5% or more of the outstanding voting securities of the issuer.

(b)	Security received in spin-off from Sears Holdings Corp. and was not held in the portfolio at November 30, 2011.

Note 9. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enters into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Fairholme Funds, Inc. and

the shareholders of The Fairholme Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Fairholme Fund (the “Fund”), as of November 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Fairholme Fund as of November 30, 2012, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania

January 29, 2013

21

THE FAIRHOLME FUND

ADDITIONAL INFORMATION

November 30, 2012

Board of Directors (unaudited)

The Board of Directors has overall responsibility for conduct of the Company’s affairs. The day-to-day operations of the Fund are managed by the Manager, subject to the By-Laws of the Company and review by the Company’s Board. The Directors and Officers of the Company, including those Directors who are also officers, are listed below.

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served**	Principal Occupation(s) During Past 5 Years§	Number of Portfolios in Fund Complex Overseen by Director	Other Current Directorships Held by Director
Interested Directors and Officers
Bruce R. Berkowitz* Age 54	Director, President	Mr. Berkowitz has served as a Director of the Company since December 15, 1999.	Managing Member, Fairholme Capital Management, LLC since October 1997.	3	Director and Chairman of the Board of Directors, The St. Joe Co.
Cesar L. Alvarez, Esq.* Age 65	Director	Mr. Alvarez has served as a Director of the Company since May 19, 2008.	Executive Chairman of Greenberg Traurig, LLP since 2010; Chief Executive Officer of Greenberg Traurig, LLP from October 1997 to 2010.	3	Chairman, Board of Directors, Mednax, Inc.; Co-Leading Director, Watsco, Inc.; Vice Chairman, Knight Foundation; Director, The St. Joe Co.
Independent Directors^
Terry L. Baxter Age 67	Director	Mr. Baxter has served as a Director of the Company since May 19, 2008.	Chairman of the Board, CEO, Source One (retired); President of White Mountain Holdings (retired).	3	Director, Main Street America Group
Howard S. Frank Age 71	Director	Mr. Frank has served as a Director of the Company since May 7, 2007.	Vice Chairman, Chief Operating Officer and Director, Carnival Corporation & plc.	3	Director, Steamship Mutual Trust; Director, New World Symphony; Director, The St. Joe Co.
Avivith Oppenheim, Esq. Age 62	Director	Ms. Oppenheim has served as a Director of the Company since December 15, 1999.	Attorney-at-Law.	3	None.
Leigh Walters, Esq. Age 66	Director	Mr. Walters has served as a Director of the Company since December 15, 1999.	Vice-President and Director, Valcor Engineering Corporation. Attorney-at-Law.	3	Director, Valcor Engineering Corporation

†	Unless otherwise indicated, the address of each Director of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.

^	Directors who are not “interested persons” of the Company as defined under the 1940 Act.

*	Mr. Berkowitz and Mr. Alvarez are each an interested person, as defined in the 1940 Act, of the Company because of their affiliation with the Manager.

**	Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.

§

The information reported includes the principal occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

22

THE FAIRHOLME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2012

Officers (unaudited)

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served*	Principal Occupation(s) During Past 5 Years
Fred Fraenkel Age 63^	Vice President	Mr. Fraenkel has served as Vice President of the Company since January 2013.	Chief Research Officer, Fairholme Capital Management, L.L.C. since October 2011; Vice Chairman Beacon Trust Company from 2008 to 2011; Chairman of Milennium 3 Capital from 2000 to 2008.
Wayne Kellner Age 43	Treasurer	Mr. Kellner has served as Treasurer of the Company since March 2012.	Chief Financial Officer, Fairholme Capital Management, L.L.C. since January 2012; Treasurer, Fairholme Capital Management, L.L.C. from January 2011 to December 2011; Tax Principal, Rothstein Kass from 2006 to 2010.
Paul R. Thomson Age 56	Chief Compliance Officer and Secretary	Mr. Thomson has served as Chief Compliance Officer of the Company since April 2010 and has served as Secretary since June 2011. Mr. Thomson previously served as Chief Compliance Officer from November 2008 to January 2009.	Chief Compliance Officer, Fairholme Capital Management LLC since April 2010; Chief Financial Officer, Fairholme Capital Management LLC from January 2008 to January 2012; Managing Director and former Chief Financial Officer of Colliers- Seeley, Inc. from 2004 to February 2007.

†	Unless otherwise indicated, the address of each Officer of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.

*	Each officer serves for an annual term and until his or her successor is elected and qualified.

^	Fred Fraenkel was elected Vice President in January 2013 and thus did not serve as an officer of the Company during the period covered by this report.

23

THE FAIRHOLME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2012

Approval of Investment Management Agreement (unaudited)

At its meeting on October 18, 2012, the Board of Directors of Fairholme Funds, Inc. (the “Company”) approved the renewal of the investment management agreement between the Company, on behalf of The Fairholme Fund (the “Fund”), and Fairholme Capital Management, L.L.C. (the “Manager”). In considering whether to approve the renewal of the agreement, the Directors considered the factors discussed below, and information made available to them at the meeting relating to such factors, and other information they deemed relevant. The renewal of the agreement was not, however, based on any single factor, but on an evaluation of the totality of factors and information reviewed and evaluated by the Directors.

A. Nature, Extent and Quality of Services

The Directors considered information provided to them concerning the nature, extent and quality of investment advisory and operational services provided or overseen by the Manager. The Directors reviewed information concerning the personnel responsible for the day-to-day portfolio and administrative management of the Fund, the overall reputation of the Manager, and the Manager’s current and planned staffing levels. The Directors considered information concerning the Manager’s commitment to the Fund as evidenced by the current share ownership in the Fund by management/owners of the Manager. The Directors considered information describing the Manager’s compliance policies and procedures, including policies designed to address the Fund’s compliance with its investment objective, policies and restrictions and applicable regulatory requirements and to address the Manager’s conflicts of interest in providing services to the Fund and to other advisory clients.

The Directors did not compare the services provided by the Manager to the Fund with the services provided by the Manager to certain of its other advisory accounts, as such accounts are not subject to the same regulatory requirements as the Fund, may have different investment restrictions, holdings and goals than the Fund, and require different levels of client and back-office servicing than the Fund.

The Directors concluded that the nature, extent and quality of services provided by the Manager to the Fund was appropriate and sufficient to support renewal of the agreement.

B. Investment Performance

The Directors considered information regarding the Fund’s performance, the Manager’s views on performance and the holdings of the Fund that contributed negatively and positively to the Fund’s performance. The Directors also considered a third party report comparing the Fund’s investment performance with the investment performance of similarly situated mutual funds. The report for the Fund reflected the performance of the Fund and the similarly situated mutual funds for the 1-year, 3-year, 5-year, 10-year and since Fund inception periods ended August 31, 2012.

C. Management Fee and Expense Ratio

The Directors considered information concerning the Fund’s management fee and expense ratio, including a third party report comparing the Fund’s management fee and most recent expense ratio to the advisory fees and expense ratios of other similarly situated mutual funds. The Directors noted that the Fund’s management fee covers many of the operating and other expenses of the Fund. The Directors noted that the Fund’s expense ratio for its latest full fiscal year was lower than the median expense ratios of its peer group funds included in the third party report.

In evaluating the management fee and expense ratio information, the Directors took into account the demands and complexity of portfolio management for the Fund in light of its investment objective and strategies and asset size. They also considered information regarding the Manager’s payment (in some cases from its resources) of certain expenses for the benefit of the Fund, including distribution expenses and account-level expenses associated with certain omnibus accounts. The Directors also reviewed information concerning the fees paid to the Manager by its other advisory accounts.

After reviewing information presented to them concerning fees, expenses, performance and other matters, the Directors concluded that the Fund’s management fee and expense ratio were reasonable in light of the services provided by or through the Manager.

24

THE FAIRHOLME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2012

D. Profitability

The Directors considered information regarding the estimated profitability of the Fund to the Manager. They considered such profitability in light of the Fund’s asset level, overall expense ratio, performance and the services provided by or through the Manager. The Directors concluded that the Manager’s estimated profitability was not such as to prevent them from approving the renewal of the agreement.

E. Economies of Scale

The Directors considered information concerning economies of scale for the Fund, including the Fund’s current assets. The Directors concluded that no modification to the Fund’s existing arrangements was warranted based on economies of scale.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2012, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263 or visiting our website at fairholmefunds.com. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Fund’s portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Shareholder Tax Information (unaudited)

The Fund reported $213,247,996 of total distributions paid during the fiscal year ended November 30, 2012, as ordinary income distributions.

The information below is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2013 to determine the calendar year amounts to be included on their 2012 tax returns. Shareholders should consult their own tax advisors.

Please note that, for the fiscal year ended November 30, 2012, the respective percentages of ordinary income distributions paid by the Fund were reported as follows:

Distribution Period November 30, 2012
Qualified Dividend Income for Individuals	33.11%
Dividends Qualifying for the Dividends Received Deduction for Corporations	33.11%
Qualifying Interest Income	5.32%
Qualifying Short-term Gain	—
U.S. Treasury Securities	0.09%

25

THE FAIRHOLME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2012

The law varies in each state as to whether and what percentage of dividend income attributable to U.S. Treasury securities is exempt from state and local income tax. It is recommended that you consult your tax advisor to determine if any portion of the dividends you received is exempt from income taxes.

All information presented is based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

26

OFFICERS OF FAIRHOLME FUNDS, INC.

Bruce R. Berkowitz

PRESIDENT

Fred Fraenkel

VICE PRESIDENT

Wayne Kellner

TREASURER

Paul R. Thomson

CHIEF COMPLIANCE OFFICER & SECRETARY

BOARD OF DIRECTORS OF FAIRHOLME FUNDS, INC.

Cesar L. Alvarez, Esq.

Terry L. Baxter

Bruce R. Berkowitz

Howard S. Frank

Avivith Oppenheim, Esq.

Leigh Walters, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

4400 Biscayne Boulevard

Miami, FL 33137

Transfer Agent, Fund Accountant and Administrator

BNY MELLON INVESTMENT SERVICING (US) INC.

760 Moore Road

King of Prussia, PA 19406

Custodian

THE BANK OF NEW YORK MELLON

1 Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

1700 Market Street

Philadelphia, PA 19103

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW

Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

FAIRHOLME

Ignore the crowd.

The Fairholme Focused Income Fund (FOCIX)

Seeking current income

ANNUAL REPORT 2012

MANAGED BY FAIRHOLME CAPITAL MANAGEMENT

1.866.202.2263 • fairholmefunds.com

THE FAIRHOLME FOCUSED INCOME FUND

November 30, 2012

THE FAIRHOLME FOCUSED INCOME FUND

FUND PERFORMANCE (Unaudited)

Inception through November 30, 2012

THE FAIRHOLME FOCUSED INCOME FUND VS.

The BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

INITIAL MINIMUM INVESTMENT OF $25,000

The Fairholme Focused Income Fund (the “Fund”) commenced operations on December 31, 2009. The chart above presents the performance of a $25,000 investment from inception to the latest fiscal year ended November 30, 2012.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. The performance information does not reflect the taxes an investor would pay on Fund distributions or upon redemption of Fund shares. Any questions you have regarding the performance data current to the most recent month-end can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the Barclays Capital U.S. Aggregate Bond Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of the Fund distributions. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges.

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Fiscal Year Ended November 30, 2012

The Fairholme Focused Income Fund (the “Fund”) shares outstanding and audited net asset value per share (“NAV”) at November 30, 2012, the end of the Fund’s fiscal year, and NAVs at other pertinent dates, were as follows:

	11/30/2012 Shares Outstanding	11/30/2012 NAV (audited)	05/31/2012 NAV (unaudited)	11/30/2011 NAV (audited)
Fund	25,693,434	$10.02	$9.98	$9.71

At December 31, 2012, the unaudited NAV of the Fund was $9.47. Performance figures below are shown for the Fund’s fiscal year ended November 30, 2012, and do not match calendar year figures for the period ended December 31, 2012, cited in the Portfolio Manager’s report.

	Six Months	One Year	Since Inception 12/31/2009
Cumulative:
Fund	5.33%	13.45%	19.71%
Barclays Bond Index	1.99%	5.51%	19.91%

Annualized:
Fund		13.45%	6.36%
Barclays Bond Index		5.51%	6.42%

For the six months ended November 30, 2012, the Fund outperformed the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”) by 3.34 percentage points while over the last year the Fund outperformed the Barclays Bond Index by 7.94 percentage points. From inception, the Barclays Bond Index outperformed the Fund by 0.06 percentage points per annum or on a cumulative basis 0.20 percentage points over two years and eleven months.

Fairholme Capital Management, L.L.C. (the “Manager”) believes continuing economic recovery contributed to overall performance. However, the fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less or attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular security and its underlying corporation and its industry. However, certain strategies of the Manager in carrying out Fund policies may result in shorter holding periods.

In the opinion of the Manager, performance over shorter periods is likely to be less meaningful than over longer periods. Investors are cautioned not to rely on short-term results. Further, shareholders should note that the Barclays Bond Index is an unmanaged index incurring no fees, expenses, or tax effects and is shown solely to compare Fund performance to that of an unmanaged and diversified index.

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus and may invest a significant portion of Fund assets in liquid, low-risk securities or cash. The Manager views liquidity as a strategic advantage. At November 30, 2012, cash and cash equivalents

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2012

(consisting of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented 40.1% of total assets. Since inception, the Fund has held liquid, low-risk securities or cash for periods without, in the Manager’s view, negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by Fund liquidity.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. The Fund can invest a greater percentage of assets in fewer securities than a diversified fund and may invest a significant portion of cash and liquid assets in one or more risky securities at any time, particularly in situations where markets are weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular industry than a diversified fund, exposing the Fund to the risk of an unanticipated industry condition as well as risks specific to a single company or security. The following charts show the top holdings by issuer and sector in descending order of net assets as of November 30, 2012.

The Fairholme Focused Income Fund Top Holdings by Issuer* (% of Net Assets)		The Fairholme Focused Income Fund Top Sectors (% of Net Assets)

MBIA, Inc.	39.6%	Cash and Cash Equivalents**	40.1%
Sears Holdings Corp.	15.7%	Surety Insurance	39.6%
General Growth Properties, Inc.	2.1%	Retail Department Stores	15.7%
Howard Hughes Corp.	0.3%	Real Estate Investment Trust	2.1%
American International Group, Inc.	0.1%	Real Estate Management & Development	0.3%

	57.8%	Multi-Line Insurance	0.1%

			97.9%

*	Excludes cash, U.S. Treasury Bills, and money market funds.
**	Includes cash, U.S. Treasury Bills, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, since inception, such a strategy has negatively influenced short-term performance and there is no guarantee that future performance will not be negatively affected.

The Fund may invest in non-U.S. securities and securities of corporations domiciled outside of the United States which may expose the Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund’s Statement of Additional Information.

The Fund’s Officers, the Board of Directors (the “Board” or the “Directors”), and Manager are aware that large cash inflows or outflows may adversely affect Fund performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

Since inception, the Fund has been advised by the Manager. Mr. Berkowitz, both the Managing Member of the Manager and Chairman of the Fund’s Board, continues to have a significant personal stake in the Fund, holding an aggregate 3,117,216 shares at November 30, 2012. While there is no requirement that the Manager own shares of the Fund, such holdings are believed to help align shareholder interests.

Independent Fund Directors continue to believe that it is in the best interests of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Fund; the present constitution of Directors and policies; and current rules and regulations. Certain Directors and Officers of the Fund are also Officers of the Manager. Nevertheless, at

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2012

November 30, 2012, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and Directors affiliated with the Manager received no compensation for being Directors.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at 1-866-202-2263.

THE FAIRHOLME FOCUSED INCOME FUND

EXPENSE EXAMPLE

For the Six Month Period from June 1, 2012

through November 30, 2012 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts and wire transfer fees. You also incur indirect, ongoing costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fund at June 1, 2012, and held for the entire six month period ending November 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the table below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period June 1, 2012 Through November 30, 2012*
Fund
Actual	$1,000.00	$1,053.30	1.00%	$5.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	1.00%	$5.05

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period).

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2012

Shares		Value

	WARRANTS — 2.5%

	MULTI-LINE INSURANCE — 0.1%
23,212	American International Group, Inc.,
	Vested, Strike Price $45.00, Expire 01/19/2021 (a)(b)	$322,647

	REAL ESTATE INVESTMENT TRUSTS — 2.1%
437,072	General Growth Properties, Inc.,
	Vested, Strike Price $9.412, Expire 11/09/2017 (a)(b)(c)(d)	5,391,196

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
20,397	Howard Hughes Corp.,
	Vested, Strike Price $50.00, Expire 11/09/2017 (a)(b)(c)(d)	672,473

TOTAL WARRANTS (COST $378,123)		6,386,316

Principal

	DOMESTIC CORPORATE BONDS — 55.3%

	RETAIL DEPARTMENT STORES — 15.7%
$44,000,000	Sears Holdings Corp. 6.625%, 10/15/2018	40,480,000

	SURETY INSURANCE — 39.6%
60,600,000	MBIA Insurance Corp., Subordinate Debenture 14.000%, 01/15/2033 (e)	13,968,300
	MBIA, Inc.
8,486,000	6.400%, 08/15/2022	6,760,796
7,105,000	7.000%, 12/15/2025	5,612,950
49,716,000	7.150%, 07/15/2027	39,524,220
47,500,000	6.625%, 10/01/2028	35,943,250

		101,809,516

TOTAL DOMESTIC CORPORATE BONDS (COST $165,293,434)		142,289,516

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 27.2%
$10,000,000	U.S. Treasury Bills 0.096%, 01/24/2013 (f)	$9,998,567
10,000,000	U.S. Treasury Bills 0.156%, 04/04/2013 (f)	9,996,360
30,000,000	U.S. Treasury Bills 0.170%, 10/17/2013 (f)	29,958,330
20,000,000	U.S. Treasury Bills 0.163%, 11/14/2013 (f)	19,968,340

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $69,916,365)		69,921,597

Shares

	MONEY MARKET FUNDS — 12.9%
33,326,724	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.180% (g)	33,326,724

TOTAL MONEY MARKET FUNDS (COST $33,326,724)		33,326,724

TOTAL INVESTMENTS — 97.9% (COST $268,914,646)		251,924,153
	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%	5,505,772

NET ASSETS — 100.0%		$257,429,925

(a)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1, excluding the General Growth Properties, Inc. warrants, which on November 30, 2012 had a conversion ratio of 1:1.1157.

(b)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2012

(c)

Restricted or controlled security under procedures approved by the Directors. The value of these securities totals $6,063,669, which represents 2.36% of the Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	11/30/2012 Carrying Value Per Unit
437,072	General Growth Properties, Inc., Warrants, Vested, Strike Price $9.412, Expire 11/09/2017	05/10/2010	$-	$12.3348
20,397	Howard Hughes Corp., Warrants, Vested, Strike Price $50.00, Expire 11/09/2017	11/05/2010	-	32.9692

(d)	Security is deemed an illiquid security under procedures approved by the Directors.
(e)	Variable rate security. The rate shown is as of November 30, 2012.
(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of November 30, 2012.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2012

Assets
Investments, at Fair Value (Cost — $268,914,646)	$251,924,153
Dividends and Interest Receivable	5,711,900
Receivable for Capital Shares Sold	32,016

Total Assets	257,668,069

Liabilities
Payable for Capital Shares Redeemed	26,766
Accrued Management Fees	211,378

Total Liabilities	238,144

NET ASSETS	$257,429,925

Net Assets Consist of:
Paid-In-Capital	$278,952,750
Accumulated Undistributed Net Investment Income	4,666,003
Net Accumulated Realized Loss on Investments and Foreign Currency Related Transactions	(9,198,335)
Net Unrealized Depreciation on Investments and Foreign Currency Related Translations	(16,990,493)

NET ASSETS	$257,429,925

Shares of Common Stock Outstanding* ($0.0001 par value)	25,693,434

Net Asset Value, Offering and Redemption Price Per Share ($257,429,925 / 25,693,434 shares)	$ 10.02

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS

For the Fiscal Year Ended November 30, 2012
Investment Income
Interest	$28,293,916
Dividends	117,094
Other Income	1,128,070

Total Investment Income	29,539,080

Expenses
Management Fees	2,827,600

Less: Management Fee Waiver	(249,582)

Net Expenses	2,578,018

Net Investment Income	26,961,062

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Loss on Investments	(8,916,060)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations	19,334,005

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	10,417,945

NET INCREASE IN NET ASSETS FROM OPERATIONS	$37,379,007

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Fiscal Year Ended November 30, 2012	For the Fiscal Year Ended November 30, 2011
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$26,961,062	$25,394,044
Net Realized Loss on Investments and Foreign Currency Related Transactions	(8,916,060)	(202,229)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	19,334,005	(44,625,687)

Net Increase (Decrease) in Net Assets from Operations	37,379,007	(19,433,872)

From Dividends and Distributions to Shareholders
Net Investment Income	(26,792,196)	(24,764,705)
Net Realized Capital Gains from Investment Transactions	—	(1,303,780)

Net Decrease in Net Assets from Dividends and Distributions	(26,792,196)	(26,068,485)

From Capital Share Transactions
Proceeds from Sale of Shares	55,945,236	314,120,403
Shares Issued in Reinvestment of Dividends and Distributions	23,226,833	23,479,746
Cost of Shares Redeemed	(131,553,019)	(357,108,236)

Net Decrease in Net Assets from Shareholder Activity	(52,380,950)	(19,508,087)

NET ASSETS
Net Decrease in Net Assets	(41,794,139)	(65,010,444)
Net Assets at Beginning of Year	299,224,064	364,234,508

Net Assets at End of Year	$257,429,925	$299,224,064

Accumulated Undistributed Net Investment Income at End of Year	$4,666,003	$4,497,137

SHARES TRANSACTIONS
Issued	5,506,711	28,561,964
Reinvested	2,300,007	2,237,086
Redeemed	(12,916,946)	(34,047,999)

Net Decrease in Shares	(5,110,228)	(3,248,949)
Shares Outstanding at Beginning of Year	30,803,662	34,052,611

Shares Outstanding at End of Year	25,693,434	30,803,662

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Fiscal Year Ended November 30, 2012	For the Fiscal Year Ended November 30, 2011	For the Period Ended November 30, 2010(1)
PER SHARE OPERATING PERFORMANCE NET ASSET VALUE, BEGINNING OF PERIOD	$9.71	$10.70	$10.00

Investment Operations
Net Investment Income(2)	0.97	0.64	0.45
Net Realized and Unrealized Gain (Loss)on Investments	0.31	(0.95)	0.45

Total from Investment Operations	1.28	(0.31)	0.90

Dividends and Distributions
From Net Investment Income	(0.97)	(0.64)	(0.20)
From Realized Capital Gains	—	(0.04)	—

Total Dividends and Distributions	(0.97)	(0.68)	(0.20)

NET ASSET VALUE, END OF PERIOD	$10.02	$9.71	$10.70

TOTAL RETURN	13.45%	(3.24)%	9.05	%(3)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$257,430	$299,224	$364,235
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00%	1.00%	1.00	%(4)
After Expenses Waived	0.91%	0.67%	0.50	%(4)
Ratio of Net Investment Income to Average Net Assets	9.53%	5.96%	4.69	%(4)
Portfolio Turnover Rate	8.27%	91.67%	77.03	%(3)

(1)	The Fund commenced operations on December 31, 2009.
(2)	Based on average shares outstanding.
(3)	Not Annualized.
(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2012

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to seek current income. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which the Fund may invest include corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and loan participations), government and agency debt securities of the U.S. and foreign countries, convertible bonds and other convertible securities and equity securities, including preferred and common stock and interests in real estate investment trusts (“REITs”). Although the Fund normally holds a focused portfolio of securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. Fairholme Capital Management, L.L.C. (the “Manager”) serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objectives.

Note 2. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund generally determines its net asset value as of approximately 4:00 p.m. Eastern Time each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed-income securities will be fair valued in good faith. As of November 30, 2012, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

Level 2 of the fair value hierarchy at November 30, 2012, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers of securities not valued by these and other TPPS. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of November 30, 2012 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 11/30/2012

ASSETS:
INVESTMENTS (Fair Value):
Warrants
Multi-Line Insurance	$322,647	$—	$322,647
Real Estate Investment Trusts	—	5,391,196	5,391,196
Real Estate Management & Development	—	672,473	672,473
Domestic Corporate Bonds	—	142,289,516	142,289,516
U.S. Government Obligations	—	69,921,597	69,921,597
Money Market Funds	33,326,724	—	33,326,724

TOTAL INVESTMENTS	$33,649,371	$218,274,782	$251,924,153

The Fund had no transfers between Level 1 and Level 2 during the fiscal year ended November 30, 2012.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Assets: Investments (Fair Value)
Warrants
	Real Estate Investment Trusts	Real Estate Management & Development	Total Level 3 Investments
Balance as of 11/30/2011	$3,649,245	$386,623	$4,035,868
Change in unrealized appreciation	—	—	—
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 (1)	—	—	—
Transfers out of Level 3 (1)	(3,649,245)	(386,623)	(4,035,868)

Balance as of 11/30/2012	$—	$—	$—

(1)

The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period. As of November 30, 2011, the Fund used certain significant unobservable inputs in determining the value of these investments. As of November 30, 2012, the Fund used observable inputs in determining the value of the same investments. As a result, the investments transferred from Level 3 to Level 2 in the disclosure hierarchy.

Recent Accounting Standards: In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition,

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

Warrants: The Fund’s investments in warrants as of November 30, 2012, are presented within the Schedule of Investments.

The Fund’s warrant positions during the fiscal year ended November 30, 2012 had an average monthly market value of approximately $5,709,253.

As of November 30, 2012, the value of warrants with equity risk exposure of $6,386,316 is included with Investments at Fair Value on the Statement of Assets and Liabilities. For the fiscal year ended November 30, 2012, the effect of the net change in unrealized appreciation of warrants with equity risk exposure held of $2,208,391 is included with the Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations on the Statement of Operations.

Dividends and Distributions: The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions and other brokerage fees.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

daily average net assets of the Fund. Under the Investment Management Agreement, the Manager is responsible for paying all of the Fund’s expenses, including expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage, and other office supplies, except for commissions, brokerage fees, and other transaction costs, taxes, interest, litigation expenses, and related expenses, and other extraordinary expenses.

Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for the Fund expired. Prior to March 29, 2012, the Manager had contractually agreed to waive a portion of its management fee and/or limit the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connections with any merger or reorganization and extraordinary expenses such as litigation) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.75% of the Fund’s daily average net assets for the period March 30, 2011 to March 29, 2012. For the period December 31, 2009 to March 30, 2011, the Manager had contractually agreed to waive a portion of its management fee and/or limit the Fund’s operating expenses (excluding those expenses noted above) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.50% of the Fund’s daily average net assets. The Manager may be reimbursed for fee waivers and/or expense limitation payments made in any fiscal year of the Fund over the following three fiscal years. Any reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Manager if the aggregate amount paid by the Fund for operating expenses for such fiscal year, taking into account any reimbursement, does not exceed the fee waiver/expense limitation in place at the time of the initial waiver or reimbursement of the amount by the Manager. For the fiscal year ended November 30, 2012, the Manager may request reimbursement of up to the following:

For the period ended November 30, 2010, expiring November 30, 2013:	$1,033,925
For the period ended November 30, 2011, expiring November 30, 2014:	1,399,457
For the period ended November 30, 2012, expiring November 30, 2015:	249,582

$2,682,964

The Manager earned $2,827,600 from the Fund for its services during the fiscal year ended November 30, 2012. The Manager waived $249,582 of the amount of the management fees earned from the Fund.

Certain Directors and Officers of the Fund are also Members and Officers of the Manager or its affiliates.

Note 4. Investments

For the fiscal year ended November 30, 2012, aggregated purchases and sales of investment securities other than short-term investments were as follows:

Purchases	Sales
$19,904,952	$163,007,821

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at November 30, 2012 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$268,914,646	$7,534,818	$(24,525,311)	$(16,990,493)

There were no differences between book basis and tax basis.

The Fund’s tax basis capital gains are determined at the end of each fiscal year. As of November 30, 2012, the components of distributable earnings on a tax basis were as follows:

Accumulated Capital Loss Carryforwards	$(9,198,335)
Undistributed Ordinary Income*	4,666,003
Net Unrealized Depreciation on Investments and Foreign Currency Related Transactions	(16,990,493)

Total	$(21,522,825)

* Inclusive of short-term capital gain

At November 30, 2012, the Fund had net capital loss carryforwards for federal income tax purposes of $282,275 which are available to reduce future required distributions of net capital gains to shareholders through 2019. The Fund has $8,916,060 of short-term capital losses to carryforward indefinitely.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

The Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and the prior year) are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Fund were as follows:

	For the Fiscal Year Ended November 30, 2012	For the Fiscal Year Ended November 30, 2011
Dividends and Distributions paid from:
Ordinary Income*	$26,792,196	$26,068,485

*	Inclusive of short-term capital gains

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

The Fund declared and made payable the following distribution on December 28, 2012.

Dividends and Distributions paid from:
Ordinary Income	$6,178,709

Note 7. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enter into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Fairholme Funds, Inc. and

the shareholders of The Fairholme Focused Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Fairholme Focused Income Fund (the “Fund”), as of November 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Fairholme Focused Income Fund as of November 30, 2012, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania

January 29, 2013

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION

November 30, 2012

Board of Directors (unaudited)

The Board of Directors has overall responsibility for conduct of the Company’s affairs. The day-to-day operations of the Fund are managed by the Manager, subject to the By-Laws of the Company and review by the Company’s Board. The Directors and Officers of the Company, including those Directors who are also officers, are listed below.

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served**	Principal Occupation(s) During Past 5 Years§	Number of Portfolios in Fund Complex Overseen by Director	Other Current Directorships Held by Director
Interested Directors and Officers
Bruce R. Berkowitz* Age 54	Director, President	Mr. Berkowitz has served as a Director of the Company since December 15, 1999.	Managing Member, Fairholme Capital Management, LLC since October 1997.	3	Director and Chairman of the Board of Directors, The St. Joe Co.
Cesar L. Alvarez, Esq.* Age 65	Director	Mr. Alvarez has served as a Director of the Company since May 19, 2008.	Executive Chairman of Greenberg Traurig, LLP since 2010; Chief Executive Officer of Greenberg Traurig, LLP from October 1997 to 2010.	3	Chairman, Board of Directors, Mednax, Inc.; Co-Leading Director, Watsco, Inc.; Vice Chairman, Knight Foundation; Director, The St. Joe Co.
Independent Directors^
Terry L. Baxter Age 67	Director	Mr. Baxter has served as a Director of the Company since May 19, 2008.	Chairman of the Board, CEO, Source One (retired); President of White Mountain Holdings (retired).	3	Director, Main Street America Group
Howard S. Frank Age 71	Director	Mr. Frank has served as a Director of the Company since May 7, 2007.	Vice Chairman, Chief Operating Officer and Director, Carnival Corporation & plc.	3	Director, Steamship Mutual Trust; Director, New World Symphony; Director, The St. Joe Co.
Avivith Oppenheim, Esq. Age 62	Director	Ms. Oppenheim has served as a Director of the Company since December 15, 1999.	Attorney-at-Law.	3	None.
Leigh Walters, Esq. Age 66	Director	Mr. Walters has served as a Director of the Company since December 15, 1999.	Vice-President and Director, Valcor Engineering Corporation. Attorney-at-Law.	3	Director, Valcor Engineering Corporation

†	Unless otherwise indicated, the address of each Director of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.

^	Directors who are not “interested persons” of the Company as defined under the 1940 Act.

*	Mr. Berkowitz and Mr. Alvarez are each an interested person, as defined in the 1940 Act, of the Company because of their affiliation with the Manager.

**	Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.

§

The information reported includes the principal occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2012

Officers (unaudited)

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served*	Principal Occupation(s) During Past 5 Years
Fred Fraenkel Age 63^	Vice President	Mr. Fraenkel has served as Vice President of the Company since January 2013.	Chief Research Officer, Fairholme Capital Management, L.L.C. since October 2011; Vice Chairman Beacon Trust Company from 2008 to 2011; Chairman of Milennium 3 Capital from 2000 to 2008.
Wayne Kellner Age 43	Treasurer	Mr. Kellner has served as Treasurer of the Company since March 2012.	Chief Financial Officer, Fairholme Capital Management, L.L.C. since January 2012; Treasurer, Fairholme Capital Management, L.L.C. from January 2011 to December 2011; Tax Principal, Rothstein Kass from 2006 to 2010.
Paul R. Thomson Age 56	Chief Compliance Officer and Secretary	Mr. Thomson has served as Chief Compliance Officer of the Company since April 2010 and has served as Secretary since June 2011. Mr. Thomson previously served as Chief Compliance Officer from November 2008 to January 2009.	Chief Compliance Officer, Fairholme Capital Management LLC since April 2010; Chief Financial Officer, Fairholme Capital Management LLC from January 2008 to January 2012; Managing Director and former Chief Financial Officer of Colliers- Seeley, Inc. from 2004 to February 2007.

†	Unless otherwise indicated, the address of each Officer of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.

*	Each officer serves for an annual term and until his or her successor is elected and qualified.

^	Fred Fraenkel was elected Vice President in January 2013 and thus did not serve as an officer of the Company during the period covered by this report.

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2012

Approval of Investment Management Agreement (unaudited)

At its meeting on October 18, 2012, the Board of Directors of Fairholme Funds, Inc. (the “Company”) approved the renewal of the investment management agreement between the Company, on behalf of The Fairholme Focused Income Fund (the “Fund”), and Fairholme Capital Management, L.L.C. (the “Manager”). In considering whether to approve the renewal of the agreement, the Directors considered the factors discussed below, and information made available to them at the meeting relating to such factors, and other information they deemed relevant. The renewal of the agreement was not, however, based on any single factor, but on an evaluation of the totality of factors and information reviewed and evaluated by the Directors.

A. Nature, Extent and Quality of Services

The Directors considered information provided to them concerning the nature, extent and quality of investment advisory and operational services provided or overseen by the Manager. The Directors reviewed information concerning the personnel responsible for the day-to-day portfolio and administrative management of the Fund, the overall reputation of the Manager, and the Manager’s current and planned staffing levels. The Directors considered information concerning the Manager’s commitment to the Fund as evidenced by the current share ownership in the Fund by management/owners of the Manager. The Directors considered information describing the Manager’s compliance policies and procedures, including policies designed to address the Fund’s compliance with its investment objective, policies and restrictions and applicable regulatory requirements and to address the Manager’s conflicts of interest in providing services to the Fund and to other advisory clients.

The Directors did not compare the services provided by the Manager to the Fund with the services provided by the Manager to certain of its other advisory accounts, as such accounts are not subject to the same regulatory requirements as the Fund, may have different investment restrictions, holdings and goals than the Fund, and require different levels of client and back-office servicing than the Fund.

The Directors concluded that the nature, extent and quality of services provided by the Manager to the Fund was appropriate and sufficient to support renewal of the agreement.

B. Investment Performance

The Directors considered information regarding the Fund’s performance, the Manager’s views on performance and the holdings of the Fund that contributed negatively and positively to the Fund’s performance. The Directors also considered a third party report comparing the Fund’s investment performance with the investment performance of similarly situated mutual funds. The report for the Fund reflected the performance of the Fund and the similarly situated mutual funds for the six-month, 1-year and since Fund inception periods ended August 31, 2012.

C. Management Fee and Expense Ratio

The Directors considered information concerning the Fund’s management fee and expense ratio, including a third party report comparing the Fund’s management fee and most recent expense ratio to the advisory fees and expense ratios of other similarly situated mutual funds. The Directors noted that the Fund’s management fee covers many of the operating and other expenses of the Fund. The Directors noted that the expense ratio of the Fund, with and without fee waivers that existed through the end of March 2012, was lower than the median expense ratio of the peer group funds included in the third party report.

In evaluating the management fee and expense ratio information, the Directors took into account the demands and complexity of portfolio management for the Fund in light of its investment objective and strategies and asset size. They also considered information regarding the Manager’s payment (in some cases from its resources) of certain expenses for the benefit of the Fund, including distribution expenses and account-level expenses associated with certain omnibus accounts. The Directors also reviewed information concerning the fees paid to the Manager by its other advisory accounts.

After reviewing information presented to them concerning fees, expenses, performance and other matters, the Directors concluded that the Fund’s management fee and expense ratio were reasonable in light of the services provided by or through the Manager.

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2012

D. Profitability

The Directors considered information regarding the estimated profitability of the Fund to the Manager. They considered such profitability in light of the Fund’s asset level, overall expense ratio, performance and the services provided by or through the Manager. The Directors concluded that the Manager’s estimated profitability was not such as to prevent them from approving the renewal of the agreement.

E. Economies of Scale

The Directors considered information concerning economies of scale for the Fund, including the Fund’s current assets. The Directors concluded Fund that no modification to the Fund’s existing arrangements was warranted based on economies of scale.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2012, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263 or by visiting our website at www.fairholmefunds.com. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Fund’s portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2012

Shareholder Tax Information (unaudited)

The Fund reported $26,792,196 of total distributions paid during the fiscal year ended November 30, 2012, as ordinary income distributions.

The information below is reported for the Fund’s fiscal year and not calendar year. Therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2013 to determine the calendar year amounts to be included on their 2012 tax returns. Shareholders should consult their own tax advisors.

Please note that, for the fiscal year ended November 30, 2012, the respective percentages of ordinary income distributions paid by the Fund were reported as follows:

Distribution Period November 30, 2012	The Fund
Qualified Dividend Income for Individuals	3.26%
Dividends Qualifying for the Dividends Received Deduction for Corporations	1.83%
Qualifying Interest Income	91.00%
U.S. Treasury Securities	0.05%*

* The law varies in each state as to whether and what percentage of dividend income attributable to U.S. Treasury securities is exempt from state and local income tax. It is recommended that you consult your tax advisor to determine if any portion of the dividends you received is exempt from income taxes.

All information reported is based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

OFFICERS OF FAIRHOLME FUNDS, INC.

Bruce R. Berkowitz

PRESIDENT

Fred Fraenkel

VICE PRESIDENT

Wayne Kellner

TREASURER

Paul R. Thomson

CHIEF COMPLIANCE OFFICER & SECRETARY

BOARD OF DIRECTORS OF FAIRHOLME FUNDS, INC.

Cesar L. Alvarez, Esq.

Terry L. Baxter

Bruce R. Berkowitz

Howard S. Frank

Avivith Oppenheim, Esq.

Leigh Walters, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

4400 Biscayne Boulevard

Miami, FL 33137

Transfer Agent, Fund Accountant and Administrator

BNY MELLON INVESTMENT SERVICING (US) INC.

760 Moore Road

King of Prussia, PA 19406

Custodian

THE BANK OF NEW YORK MELLON

1 Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

1700 Market Street

Philadelphia, PA 19103

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW

Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

FAIRHOLME

Ignore the crowd.

The Fairholme Allocation Fund (FAAFX)

Seeking long-term total return

ANNUAL REPORT 2012

MANAGED BY FAIRHOLME CAPITAL MANAGEMENT

1.866.202.2263 — fairholmefunds.com

THE FAIRHOLME ALLOCATION FUND

November 30, 2012

2

THE FAIRHOLME ALLOCATION FUND

FUND PERFORMANCE (Unaudited)

Inception through November 30, 2012

THE FAIRHOLME ALLOCATION FUND VS. THE BARCLAYS CAPITAL U.S.

AGGREGATE BOND INDEX AND THE S&P 500 INDEX

INITIAL MINIMUM INVESTMENT OF $25,000

The Fairholme Allocation Fund (the “Fund”) commenced operations on December 31, 2010. The chart above presents the performance of a $25,000 investment from inception to the latest fiscal year end ended November 30, 2012.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. The performance information does not reflect the taxes an investor would pay on Fund distributions or upon redemption of the Fund shares. Any questions you have regarding the data current to the most recent month-end performance can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for the Barclays Capital U.S. Aggregate Bond Index, the S&P 500 Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of the Fund distributions. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges.

3

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Fiscal Year Ended November 30, 2012

The Fairholme Allocation Fund (the “Fund”) shares outstanding and audited net asset value per share (“NAV”) at November 30, 2012, the end of the Fund’s fiscal year, and NAVs at other pertinent dates, were as follows:

	11/30/2012 Shares Outstanding	11/30/2012 NAV (audited)	05/31/2012 NAV (unaudited)	11/30/2011 NAV (audited)
Fund	27,375,754	$9.33	$8.74	$8.29

At December 31, 2012, the unaudited NAV of the Fund was $9.36. Performance figures below are shown for the Fund’s fiscal year ended November 30, 2012, and do not match calendar year figures for the period ended December 31, 2012, cited in the Portfolio Manager’s report.

	Six Months	One Year	Since Inception 12/31/2010
Cumulative:
Fund	6.75%	12.55%	(6.70)%
S&P 500	9.32%	16.13%	17.38%
Barclays Bond Index	1.99%	5.51%	12.55%

Annualized:
Fund		12.55%	(3.55)%
S&P 500		16.13%	8.72%
Barclays Bond Index		5.51%	6.36%

For the six months ended November 30, 2012, the Fund outperformed the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”) by 4.76 percentage points and was outperformed by the S&P 500 Index (“S&P 500”) by 2.57 percentage points while over the last year the Fund outperformed the Barclays Bond Index by 7.04 percentage points and was outperformed by the S&P 500 by 3.58 percentage points. From inception, the Barclays Bond Index and S&P 500 outperformed the Fund by 9.91 and 12.27 percentage points per annum, respectively, or on a cumulative basis 19.25 and 24.08 percentage points over one year and eleven months, respectively.

Fairholme Capital Management, L.L.C. (the “Manager”) believes continuing economic recovery contributed to overall performance. However, the fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less or attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular security and its underlying corporation and its industry. However, certain strategies of the Manager in carrying out Fund policies may result in shorter holding periods.

In the opinion of the Manager, performance over shorter periods is likely to be less meaningful than over longer periods. Investors are cautioned not to rely on short-term results. Further, shareholders should note that the S&P 500 and the Barclays Bond Index are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare Fund performance to that of an unmanaged and diversified index.

4

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2012

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus and may invest a significant portion of Fund assets in liquid, low-risk securities or cash. The Manager views liquidity as a strategic advantage. At November 30, 2012, cash and cash equivalents (consisting of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented 18.0% of total assets. Since inception, the Fund has held liquid, low-risk securities or cash for periods without, in the Manager’s view, negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by Fund liquidity.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. The Fund can invest a greater percentage of assets in fewer securities than a diversified fund and may invest a significant portion of cash and liquid assets in one or more risky securities at any time, particularly in situations where markets are weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular industry than a diversified fund, exposing the Fund to the risk of an unanticipated industry condition as well as risks specific to a single company or security. The following charts show the top holdings by issuer and sector in descending order of net assets as of November 30, 2012.

The Fairholme Allocation Fund Top Ten Holdings by Issuer* (% of Net Assets)		The Fairholme Allocation Fund Top Sectors (% of Net Assets)

MBIA, Inc.	26.0%	Surety Insurance	26.0%
American International Group, Inc.	12.8%	Cash and Cash Equivalents**	18.0%
Bank of America Corp.	9.1%	Diversified Banks	17.2%
Sears Holdings Corp.	7.8%	Multi-Line Insurance	15.4%
Imperial Metals Corp.	7.6%	Retail Department Stores	8.7%
Leucadia National Corp.	5.6%	Metals & Mining	7.6%
Wells Fargo & Co.	4.9%	Diversified Holding Companies	5.6%
JPMorgan Chase & Co.	3.1%
The Hartford Financial Services Group, Inc.	2.6%
Sears Canada, Inc.	0.9%

	80.4%		98.5%

  * Excludes cash, U.S. Treasury Bills, and money market funds.

** Includes cash, U.S. Treasury Bills, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, since inception, such a strategy has negatively influenced short-term performance and there is no guarantee that future performance will not be negatively affected.

The Fund may invest in non-U.S. securities and securities of corporations domiciled outside of the United States which may expose the Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund’s Statement of Additional Information.

The Fund’s Officers, the Board of Directors (the “Board” or the “Directors”) and Manager are aware that large cash inflows or outflows may adversely affect Fund performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

Since inception, the Fund has been advised by the Manager. Mr. Berkowitz, both the Managing Member of the Manager and Chairman of the Fund’s Board, continues to have a significant personal stake in the Fund, holding an aggregate 9,202,191 shares at November 30, 2012. While there is no requirement that the Manager own shares of the Fund, such holdings are believed to help align shareholder interests.

5

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2012

Independent Fund Directors continue to believe that it is in the best interests of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Fund; the present constitution of Directors and policies; and current rules and regulations. Certain Directors and Officers of the Fund are also Officers of the Manager. Nevertheless, at November 30, 2012, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and Directors affiliated with the Manager received no compensation for being Directors.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at 1-866-202-2263.

6

THE FAIRHOLME ALLOCATION FUND

EXPENSE EXAMPLE

For the Six Month Period from June 1, 2012

through November 30, 2012 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees on Fund shares redeemed within 60 days of purchase, and wire transfer fees. You also incur indirect, ongoing costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fund at June 1, 2012, and held for the entire six month period ending November 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the table below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period June 1, 2012 Through November 30, 2012*

Fund
Actual	$1,000.00	$1,067.50	1.00%	$5.17
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.00	1.00%	$5.05

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period).

7

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

November 30, 2012

Shares		Value
	DOMESTIC EQUITY SECURITIES — 49.4%

	DIVERSIFIED HOLDING COMPANIES — 5.6%
642,100	Leucadia National Corp.	$14,222,515

	MULTI-LINE INSURANCE — 10.0%
772,900	American International Group, Inc. (a)	25,606,177

	RETAIL DEPARTMENT STORES — 7.8%
472,100	Sears Holdings Corp.	19,832,921

	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.0%
8,070	Orchard Supply Hardware Stores Corp., Class A (a)	62,546

	SURETY INSURANCE — 26.0%
7,437,900	MBIA, Inc. (a)	66,494,826

TOTAL DOMESTIC EQUITY SECURITIES (COST $131,263,684)		126,218,985

	FOREIGN EQUITY SECURITIES — 8.5%

	CANADA — 8.5%

	METALS & MINING — 7.6%
1,536,500	Imperial Metals Corp. (a)	19,520,441

	RETAIL DEPARTMENT STORES — 0.9%
202,201	Sears Canada, Inc. (a)	2,269,634

TOTAL FOREIGN EQUITY SECURITIES (COST $22,381,449)		21,790,075

	WARRANTS — 22.6%

	DIVERSIFIED BANKS — 17.2%
5,570,428	Bank of America Corp., Vested, Strike Price $13.30, Expire 01/16/2019 (a)(b)	23,340,093
718,000	JPMorgan Chase & Co., Vested, Strike Price $42.42, Expire 10/28/2018 (a)(b)	8,005,700

Shares		Value
1,349,565	Wells Fargo & Co., Vested, Strike Price $34.01, Expire 10/28/2018 (a)(b)	$12,456,485

		43,802,278

	MULTI-LINE INSURANCE — 5.4%
507,515	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (a)(b)	7,054,459
524,400	Hartford Financial Services Group, Inc., Vested, Strike Price $9.622, Expire 06/26/2019 (a)(b)	6,722,808

		13,777,267

TOTAL WARRANTS (COST $47,197,197)		57,579,545

Principal

	U.S. GOVERNMENT OBLIGATIONS — 3.9%
$10,000,000	U.S. Treasury Bills 0.176%, 05/30/2013 (c)	9,993,580

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $9,991,200)		9,993,580

Shares

	MONEY MARKET FUNDS — 14.1%
36,068,221	Fidelity Institutional Money Market Funds—Money Market Portfolio, 0.180% (d)	36,068,221

TOTAL MONEY MARKET FUNDS (COST $36,068,221)		36,068,221

	MISCELLANEOUS INVESTMENTS — 1.6%(e)
(COST $3,533, 481)		3,957,836

The accompanying notes are an integral part of the financial statements.

8

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2012

Value
TOTAL INVESTMENTS — 100.1% (COST $250,435,232)	$255,608,242

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(178,150)

NET ASSETS — 100.0%	$255,430,092

(a)	Non-income producing security.
(b)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(c)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(d)	Annualized based on the 1-day yield as of November 30, 2012.
(e)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the financial statements.

9

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2012

Assets
Investments, at Fair Value (Cost — $250,435,232)	$255,608,242
Receivable for Capital Shares Sold	26,258
Dividends and Interest Receivable	4,206

Total Assets	255,638,706

Liabilities
Accrued Management Fees	208,614

Total Liabilities	208,614

NET ASSETS	$255,430,092

Net Assets Consist of:
Paid-In-Capital	$264,321,723
Accumulated Net Investment Income	1,507,246
Net Accumulated Realized Loss on Investments and Foreign Currency Related Transactions	(15,571,887)
Net Unrealized Appreciation on Investments and Foreign Currency Related Translations	5,173,010

NET ASSETS	$255,430,092

Shares of Common Stock Outstanding* ($0.0001 par value)	27,375,754

Net Asset Value, Offering and Redemption Price Per Share ($255,430,092 / 27,375,754 shares)	$9.33

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

10

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Fiscal Year Ended November 30, 2012
Investment Income
Interest	$ 1,044,027
Dividends	3,476,606

Total Investment Income	4,520,633

Expenses
Management Fees	2,727,767

Less: Management Fees Waiver	(225,673)

Net Expenses	2,502,094

Net Investment Income	2,018,539

Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments	13,442
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations	28,126,159

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	28,139,601

NET INCREASE IN NET ASSETS FROM OPERATIONS	$30,158,140

The accompanying notes are an integral part of the financial statements.

11

THE FAIRHOLME ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Fiscal Year Ended November 30, 2012	For the Period Ended November 30, 2011(1)
CHANGES IN NET ASSETS
From Operations
Net Investment Income (Loss)	$2,018,539	$(511,267)
Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions	13,442	(15,585,355)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	28,126,159	(22,953,149)

Net Increase (Decrease) in Net Assets from Operations	30,158,140	(39,049,771)

From Capital Share Transactions
Proceeds from Sale of Shares	112,096,144	308,704,162
Redemption Fees	18,631	71,160
Cost of Shares Redeemed	(98,964,733)	(57,603,641)

Net Increase in Net Assets from Shareholder Activity	13,150,042	251,171,681

NET ASSETS
Net Increase in Net Assets	43,308,182	212,121,910
Net Assets at Beginning of Period	212,121,910	—

Net Assets at End of Period	$255,430,092	$212,121,910

Accumulated Net Investment Income (Loss) at End of Period	$1,507,246	$(511,293)

SHARES TRANSACTIONS
Issued	12,081,277	32,332,438
Redeemed	(10,289,046)	(6,748,915)

Net Increase in Shares	1,792,231	25,583,523
Shares Outstanding at Beginning of Period	25,583,523	—

Shares Outstanding at End of Period	27,375,754	25,583,523

(1)	The Fund commenced operations on December 31, 2010.

The accompanying notes are an integral part of the financial statements.

12

THE FAIRHOLME ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	For the Fiscal Year Ended November 30, 2012	For the Period Ended November 30, 2011(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$8.29	$10.00

Investment Operations
Net Investment Income (Loss)(2)	0.07	(0.02)
Net Realized and Unrealized Gain (Loss)on Investments	0.97	(1.69)

Total from Investment Operations	1.04	(1.71)

Redemption Fees(2)	0.00 (3)	0.00	(3)

NET ASSET VALUE, END OF PERIOD	$9.33	$8.29

TOTAL RETURN	12.55%	(17.10	)%(4)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$255,430	$212,122
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00%	1.00	%(5)
After Expenses Waived	0.92%	0.75	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.74%	(0.30	)%(5)
Portfolio Turnover Rate	26.96%	41.60	%(4)

(1)	The Fund commenced operations on December 31, 2010.
(2)	Based on average shares outstanding.
(3)	Redemption fees represent less than $0.01.
(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

13

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2012

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Allocation Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to seek long-term total return. Under normal circumstances, the Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed-income and cash, and cash-equivalent asset classes. The proportion of the Fund’s portfolio invested in each asset class will vary from time to time based on Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of relative fundamental values of securities and other investments in the asset class, the attractiveness of investment opportunities within each asset class, general market and economic conditions, and expected future returns of other investment opportunities. The Fund seeks to capitalize on anticipated fluctuations in the financial markets by changing the mix of its holdings in the targeted asset classes. The Fund may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Note 2. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund generally determines its net asset value as of approximately 4:00 p.m. Eastern Time each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed-income securities will be fair valued in good faith. As of November 30, 2012, fixed-income securities are valued by the Manager utilizing valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at November 30, 2012, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

14

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers of securities not valued by these and other TPPS. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

15

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

•	Level 3	—	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of November 30, 2012 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 11/30/2012
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$126,218,985	$—	$126,218,985
Foreign Equity Securities*	21,790,075	—	21,790,075
Warrants*	57,579,545	—	57,579,545
U.S. Government Obligations	—	9,993,580	9,993,580
Money Market Funds	36,068,221	—	36,068,221
Miscellaneous Investments	2,982,036	975,800	3,957,836

TOTAL INVESTMENTS	$244,638,862	$10,969,380	$255,608,242

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the fiscal year ended November 30, 2012.

There were no Level 3 investments at November 30, 2012 or November 30, 2011.

Recent Accounting Standards: In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

Warrants: The Fund’s investments in warrants as of November 30, 2012, are presented within the Schedule of Investments.

The Fund’s warrant positions during the fiscal year ended November 30, 2012 had an average monthly market value of approximately $44,975,889.

As of November 30, 2012, the value of warrants with equity risk exposure of $60,561,581 is included with Investments at Fair Value on the Statement of Assets and Liabilities. For the fiscal year ended November 30, 2012, the effect of the net change in unrealized appreciation of warrants with equity risk exposure held of $16,897,285 is included with the Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations on the Statement of Operations.

Dividends and Distributions: The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income (if any) as dividends to its shareholders on an annual basis in December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

16

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fund assesses a 2% fee on the proceeds of the Fund shares that are redeemed within 60 days of their purchase. The redemption fee is paid to the Fund, as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fund during the fiscal year ended November 30, 2012 and the period ended November 30, 2011 amounted to $18,631 and $71,160, respectively.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions and other brokerage fees.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Under the Investment Management Agreement, the Manager is responsible for paying all of the Fund’s expenses, including expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage, and other office supplies, except for commissions, brokerage fees, and other transaction costs, taxes, interest, litigation expenses, and related expenses, and other extraordinary expenses.

Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for the Fund expired. Prior to March 29, 2012, the Manager had contractually agreed to waive a portion of its management fee and/or limit the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connections with any merger or reorganization and extraordinary expenses such as litigation) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.75% of the Fund’s daily average net assets for the period December 29, 2010 to March 29, 2012. The Manager may be reimbursed for fee waivers and/or expense limitation payments made in any fiscal year of the Fund over the following three fiscal years. Any such reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Manager if the

17

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

aggregate amount paid by the Fund for operating expenses for such fiscal year, taking into account any reimbursement, does not exceed the fee waiver/expense limitation in place at the time of the initial waiver or reimbursement of the amount by the Manager. For the fiscal year ended November 30, 2012, the Manager may request reimbursement of up to the following:

For the period ended November 30, 2011, expiring
November 30, 2014:	$424,124
For the period ended November 30, 2012, expiring
November 30, 2015:	225,673

$649,797

The Manager earned $2,727,767 from the Fund for its services during the fiscal year ended November 30, 2012. The Manager waived $225,673 of the amount of the management fees earned from the Fund.

Certain Directors and Officers of the Fund are also Members and Officers of the Manager.

Note 4. Investments

For the fiscal year ended November 30, 2012, aggregated purchases and sales of investment securities other than short-term investments were as follows:

Purchases	Sales
$65,393,763	$83,947,985

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at November 30, 2012 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$250,519,951	$17,331,518	$(12,243,227)	$5,088,291

The difference between book basis and tax basis net unrealized appreciation, if any, is primarily attributable to the tax deferral of losses on wash sales.

The Fund’s tax basis capital gains are determined at the end of each fiscal year. As of November 30, 2012, the components of distributable earnings on a tax basis were as follows:

Accumulated Capital Loss
Carryforwards	$(15,487,168)
Undistributed Ordinary Income*	1,507,246
Net Unrealized Appreciation on Investments and Foreign Currency Related Transactions	5,088,291

Total	$(8,891,631)

* Inclusive of short-term capital gain

During the fiscal year ended November 30, 2012, the Fund utilized capital losses carryforwards of $2,199,656. The Fund has $13,196,405 of short-term capital losses and $2,290,763 of long-term capital losses to carryforward indefinitely.

18

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2012

The Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and the prior year) are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

There were no dividends or distributions paid by the Fund during the fiscal year ended November 30, 2012 or during the period ended November 30, 2011.

The Fund declared and made payable the following distribution on December 28, 2012.

Dividends and Distributions paid from:
Ordinary Income	$1,630,876

Note 7. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enters into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Fairholme Funds, Inc. and

the shareholders of The Fairholme Allocation Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Fairholme Allocation Fund (the “Fund”), as of November 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for the period from December 31, 2010 (commencement of operations) to November 30, 2011 and the year ended November 30, 2012, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Fairholme Allocation Fund as of November 30, 2012, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania

January 29, 2013

20

THE FAIRHOLME ALLOCATION FUND

ADDITIONAL INFORMATION

November 30, 2012

Board of Directors (unaudited)

The Board of Directors has overall responsibility for conduct of the Company’s affairs. The day-to-day operations of the Fund are managed by the Manager, subject to the By-Laws of the Company and review by the Company’s Board. The Directors and Officers of the Company, including those Directors who are also officers, are listed below.

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served**	Principal Occupation(s) During Past 5 Years§	Number of Portfolios in Fund Complex Overseen by Director	Other Current Directorships Held by Director
Interested Directors and Officers

Bruce R. Berkowitz* Age 54	Director, President	Mr. Berkowitz has served as a Director of the Company since December 15, 1999.	Managing Member, Fairholme Capital Management, LLC since October 1997.	3	Director and Chairman of the Board of Directors, The St. Joe Co.

Cesar L. Alvarez, Esq.* Age 65	Director	Mr. Alvarez has served as a Director of the Company since May 19, 2008.	Executive Chairman of Greenberg Traurig, LLP since 2010; Chief Executive Officer of Greenberg Traurig, LLP from October 1997 to 2010.	3	Chairman, Board of Directors, Mednax, Inc.; Co-Leading Director, Watsco, Inc.; Vice Chairman, Knight Foundation; Director, The St. Joe Co.
Independent Directors^

Terry L. Baxter Age 67	Director	Mr. Baxter has served as a Director of the Company since May 19, 2008.	Chairman of the Board, CEO, Source One (retired); President of White Mountain Holdings (retired).	3	Director, Main Street America Group

Howard S. Frank Age 71	Director	Mr. Frank has served as a Director of the Company since May 7, 2007.	Vice Chairman, Chief Operating Officer and Director, Carnival Corporation & plc.	3	Director, Steamship Mutual Trust; Director, New World Symphony; Director, The St. Joe Co.

Avivith Oppenheim, Esq. Age 62	Director	Ms. Oppenheim has served as a Director of the Company since December 15, 1999.	Attorney-at-Law.	3	None.

Leigh Walters, Esq. Age 66	Director	Mr. Walters has served as a Director of the Company since December 15, 1999.	Vice-President and Director, Valcor Engineering Corporation. Attorney-at-Law.	3	Director, Valcor Engineering Corporation

†	Unless otherwise indicated, the address of each Director of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.
^	Directors who are not “interested persons” of the Company as defined under the 1940 Act.
*	Mr. Berkowitz and Mr. Alvarez are each an interested person, as defined in the 1940 Act, of the Company because of their affiliation with the Manager.
**	Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.
§

The information reported includes the principal occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

21

THE FAIRHOLME ALLOCATION FUND

ADDITIONAL INFORMATION (continued)

November 30, 2012

Officers (unaudited)

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served*	Principal Occupation(s) During Past 5 Years
Fred Fraenkel Age 63^	Vice President	Mr. Fraenkel has served as Vice President of the Company since January 2013.	Chief Research Officer, Fairholme Capital Management, L.L.C. since October 2011; Vice Chairman Beacon Trust Company from 2008 to 2011; Chairman of Milennium 3 Capital from 2000 to 2008.

Wayne Kellner Age 43	Treasurer	Mr. Kellner has served as Treasurer of the Company since March 2012.	Chief Financial Officer, Fairholme Capital Management, L.L.C. since January 2012; Treasurer, Fairholme Capital Management, L.L.C. from January 2011 to December 2011; Tax Principal, Rothstein Kass from 2006 to 2010.

Paul R. Thomson Age 56	Chief Compliance Officer and Secretary	Mr. Thomson has served as Chief Compliance Officer of the Company since April 2010 and has served as Secretary since June 2011. Mr. Thomson previously served as Chief Compliance Officer from November 2008 to January 2009.	Chief Compliance Officer, Fairholme Capital Management LLC since April 2010; Chief Financial Officer, Fairholme Capital Management LLC from January 2008 to January 2012; Managing Director and former Chief Financial Officer of Colliers- Seeley, Inc. from 2004 to February 2007.

†	Unless otherwise indicated, the address of each Officer of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.
*	Each officer serves for an annual term and until his or her successor is elected and qualified.
^	Fred Fraenkel was elected Vice President in January 2013 and thus did not serve as an officer of the Company during the period covered by this report.

22

THE FAIRHOLME ALLOCATION FUND

ADDITIONAL INFORMATION (continued)

November 30, 2012

Approval of Investment Management Agreement (unaudited)

At its meeting on October 18, 2012, the Board of Directors of Fairholme Funds, Inc. (the “Company”) approved the renewal of the investment management agreement between the Company, on behalf of The Fairholme Allocation Fund (the “Fund”), and Fairholme Capital Management, L.L.C. (the “Manager”). In considering whether to approve the renewal of the agreement, the Directors considered the factors discussed below, and information made available to them at the meeting relating to such factors, and other information they deemed relevant. The renewal of the agreement was not, however, based on any single factor, but on an evaluation of the totality of factors and information reviewed and evaluated by the Directors.

A. Nature, Extent and Quality of Services

The Directors considered information provided to them concerning the nature, extent and quality of investment advisory and operational services provided or overseen by the Manager. The Directors reviewed information concerning the personnel responsible for the day-to-day portfolio and administrative management of the Fund, the overall reputation of the Manager, and the Manager’s current and planned staffing levels. The Directors considered information concerning the Manager’s commitment to the Fund as evidenced by the current share ownership in the Fund by management/owners of the Manager. The Directors considered information describing the Manager’s compliance policies and procedures, including policies designed to address the Fund’s compliance with its investment objective, policies and restrictions and applicable regulatory requirements and to address the Manager’s conflicts of interest in providing services to the Fund and to other advisory clients.

The Directors did not compare the services provided by the Manager to the Fund with the services provided by the Manager to certain of its other advisory accounts, as such accounts are not subject to the same regulatory requirements as the Fund, may have different investment restrictions, holdings and goals than the Fund, and require different levels of client and back-office servicing than the Fund.

The Directors concluded that the nature, extent and quality of services provided by the Manager to the Fund was appropriate and sufficient to support renewal of the agreement.

B. Investment Performance

The Directors considered information regarding the Fund’s performance, the Manager’s views on performance and the holdings of the Fund that contributed negatively and positively to the Fund’s performance. The Directors also considered a third party report comparing the Fund’s investment performance with the investment performance of similarly situated mutual funds. The report for the Fund reflected the performance of the Fund and the similarly situated mutual funds for the six-month, 1-year and since inception periods to August 31, 2012.

C. Management Fee and Expense Ratio

The Directors considered information concerning the Fund’s management fee and expense ratio, including a third party report comparing the Fund’s management fee and most recent expense ratio to the advisory fees and expense ratios of other similarly situated mutual funds. The Directors noted that the Fund’s management fee covers many of the operating and other expenses of the Fund. The Directors noted that the expense ratio of the Fund, with and without fee waivers that existed through the end of March 2012, was lower than the median expense ratio of the peer group funds included in the third party report.

In evaluating the management fee and expense ratio information, the Directors took into account the demands and complexity of portfolio management for the Fund in light of its investment objective and strategies and asset size. They also considered information regarding the Manager’s payment (in some cases from its resources) of certain expenses for the benefit of the Fund, including distribution expenses and account-level expenses associated with certain omnibus accounts. The Directors also reviewed information concerning the fees paid to the Manager by its other advisory accounts.

After reviewing information presented to them concerning fees, expenses, performance and other matters, the Directors concluded that the Fund’s management fee and expense ratio were reasonable in light of the services provided by or through the Manager.

23

THE FAIRHOLME ALLOCATION FUND

ADDITIONAL INFORMATION (continued)

November 30, 2012

D. Profitability

The Directors considered information regarding the estimated profitability of the Fund to the Manager. They considered such profitability in light of the Fund’s asset level, overall expense ratio, performance and the services provided by or through the Manager. The Directors concluded that the Manager’s estimated profitability was not such as to prevent them from approving the renewal of the agreement.

E. Economies of Scale

The Directors considered information concerning economies of scale for the Fund, including the current assets of the Fund. The Directors concluded that no modification to the Fund’s existing arrangements was warranted based on economies of scale.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2012, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263 or by visiting our website at www.fairholmefunds.com. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Fund’s portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

24

FAIRHOLME FUNDS

OFFICERS OF FAIRHOLME FUNDS, INC.

Bruce R. Berkowitz

PRESIDENT

Fred Fraenkel

VICE PRESIDENT

Wayne Kellner

TREASURER

Paul R. Thomson

CHIEF COMPLIANCE OFFICER & SECRETARY

BOARD OF DIRECTORS OF FAIRHOLME FUNDS, INC.

Cesar L. Alvarez, Esq.

Terry L. Baxter

Bruce R. Berkowitz

Howard S. Frank

Avivith Oppenheim, Esq.

Leigh Walters, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

4400 Biscayne Boulevard

Miami, FL 33137

Transfer Agent, Fund Accountant and Administrator

BNY MELLON INVESTMENT SERVICING (US) INC.

760 Moore Road

King of Prussia, PA 19406

Custodian

THE BANK OF NEW YORK MELLON

1 Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

1700 Market Street

Philadelphia, PA 19103

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW

Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

The code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description, was amended during the period covered by this report to incorporate references to a new series of the registrant and to make certain formatting and stylistic modifications to the initial and annual affirmations required of covered officers.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Howard Frank is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $115,000 in 2011 and $115,000 in 2012.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $2,500 in 2011 and $0 in 2012. These fees relate to the principal accountant’s review and consent for the filing of offering documents for a new series of the Registrant.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $30,000 in 2011 and $31,500 in 2012. These fees relate to the preparation and review of the Funds’ various tax forms and also for the review of the Funds’ dividend and distributions.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2011 and $0 in 2012.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The audit committee has adopted policies and procedures that require the pre-approval by the audit committee of all audit and non-audit services to the registrant by the registrant’s principal accountant, including services provided to any entity affiliated with the registrant to the extent that such services are directly related to the operations or financial reporting of the registrant.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	100%

(c)	100%

(d)	Not applicable

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $2,796 in 2011 and $1,374 in 2012.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

             Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and

             Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fairholme Funds, Inc.

By (Signature and Title)*		/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	January 25, 2013

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date	January 25, 2013

*	Print the name and title of each signing officer under his or her signature.